Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair Value Hierarchy By Assets and Liabilities Measured At Fair Value On A Recurring Basis [Table Text Block]
The fair value hierarchy for assets and liabilities measured at fair value on a recurring basis, excluding those held for sale, are as follows.

	December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Asset Category:
Retirement plan assets	$304	$423	$300	$1,027
Foreign currency instruments	—	3	—	3
Liability Category:
Foreign currency instruments	$—	$15	$—	$15

	December 31, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Asset Category:
Retirement plan assets	$365	$427	$520	$1,312
Liability Category:
Foreign currency instruments	$—	$2	$—	$2

United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Retirement Plan Assets [Table Text Block]
The fair values of the Company’s U.S. retirement plan assets are as follows:

	December 31, 2014
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Registered investment companies	$167	$—	$—	$167
Common trust funds	—	294	—	294
LDI	—	89	—	89
HFF	—	—	120	120
Short-term investments	—	6	—	6
Total	$167	$389	$120	$676

	December 31, 2013
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Registered investment companies	$234	$—	$—	$234
Common trust funds	—	273	—	273
LDI	—	118	—	118
GTAA	—	—	70	70
HFF	—	—	247	247
Cash and cash equivalents	10	—	—	10
Insurance contracts	—	—	8	8
Total	$244	$391	$325	$960

Significant Unobservable Inputs Used In Fair Value Measurement [Table Text Block]
The fair value measurements which used significant unobservable inputs are as follows:

Actual Return on Plan Assets	GTAA	HFF	Insurance Contracts
	(Dollars in Millions)
Ending balance at December 31, 2011	$142	$128	$10
Return on assets held at the reporting date	11	8	—
Purchases, sales and settlements	(13)	3	—
Transfer out	—	—	(2)
Ending balance at December 31, 2012	$140	$139	$8
Return on assets held at the reporting date	(16)	15	—
Purchases, sales and settlements	(54)	93	—
Ending balance at December 31, 2013	$70	$247	$8
Return on assets held at the reporting date	—	4	—
Purchases, sales and settlements	(70)	(62)	(8)
Transfer to Level 2	—	(69)	—
Ending balance at December 31, 2014	$—	$120	$—

Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Retirement Plan Assets [Table Text Block]
The fair values of the Company’s Non-U.S. retirement plan assets, excluding those held for sale, are as follows:

	December 31, 2014
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Insurance contracts	$—	$—	$169	$169
Treasury and government securities	26	21	—	47
Registered investment companies	83	—	—	83
Cash and cash equivalents	9	—	—	9
Corporate debt securities	7	3	—	10
Common trust funds	9	5	—	14
Limited partnerships (HFF)	—	—	11	11
Common and preferred stock	3	—	—	3
Other	—	5	—	5
Total	$137	$34	$180	$351

	December 31, 2013
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Insurance contracts	$—	$—	$185	$185
Treasury and government securities	22	31	—	53
Registered investment companies	74	—	—	74
Cash and cash equivalents	7	—	—	7
Corporate debt securities	8	0	—	8
Common trust funds	5	5	—	10
Limited partnerships (HFF)	—	—	10	10
Common and preferred stock	4	—	—	4
Other	1	—	—	1
Total	$121	$36	$195	$352

Significant Unobservable Inputs Used In Fair Value Measurement [Table Text Block]
Fair value measurements which used significant unobservable inputs are as follows:

Actual Return on Plan Assets	Insurance Contracts	HFF
	(Dollars in Millions)
Ending balance at December 31, 2011	$179	$4
Return on assets held at the reporting date	16	4
Purchases, sales and settlements	(5)	6
Ending balance at December 31, 2012	$190	$14
Return on assets held at the reporting date	11	1
Purchases, sales and settlements	(16)	(5)
Ending balance at December 31, 2013	$185	$10
Return on assets held at the reporting date	(14)	1
Purchases, sales and settlements	(2)	—
Ending balance at December 31, 2014	$169	$11